Condensed Consolidated Statements of Changes in Shareholders' Equity (Superior Living SDN. BHD.) - Superior Living SDN. BHD. [Member] - USD ($)	Ordinary Shares [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total [Member]
Balance at Dec. 31, 2017	$ 394,737	$ 1,630,045	$ 78,648	$ 2,103,430
Balance, shares at Dec. 31, 2017	1,500,000
Dividend distributions		(3,292,466)		(3,292,466)
Net income (loss)		1,981,911		1,981,911
Foreign currency translation adjustment			2,460	2,460
Balance at Dec. 31, 2018	$ 394,737	319,490	81,108	795,335
Balance, shares at Dec. 31, 2018	1,500,000
Balance at Dec. 31, 2018	$ 394,737	319,490	81,108	795,335
Balance, shares at Dec. 31, 2018	1,500,000
Net income (loss)		(252,125)		(252,125)
Foreign currency translation adjustment			9,555	9,555
Balance at Mar. 31, 2019	$ 394,737	67,365	90,663	552,765
Balance, shares at Mar. 31, 2019	1,500,000
Balance at Dec. 31, 2018	$ 394,737	319,490	81,108	795,335
Balance, shares at Dec. 31, 2018	1,500,000
Balance at Dec. 31, 2018	$ 394,737	319,490	81,108	795,335
Balance, shares at Dec. 31, 2018	1,500,000
Net income (loss)		(1,059,494)		(1,059,494)
Capital contributions by a shareholder	$ 1,977,271			1,977,271
Capital contributions by a shareholder, shares	8,090,598
Foreign currency translation adjustment			(5,471)	(5,471)
Balance at Dec. 31, 2019	$ 2,372,008	(740,004)	75,637	1,707,641
Balance, shares at Dec. 31, 2019	9,590,598
Balance at Dec. 31, 2019	$ 2,372,008	(740,004)	75,637	1,707,641
Balance, shares at Dec. 31, 2019	9,590,598
Net income (loss)		197,576		197,576
Foreign currency translation adjustment			(101,171)	(101,171)
Balance at Mar. 31, 2020	$ 2,372,008	$ (542,428)	$ (25,534)	$ 1,804,046
Balance, shares at Mar. 31, 2020	9,590,598